Quarterly Holdings Report
for

Fidelity® U.S. Equity Central Fund

September 30, 2020

USE-QTLY-1120
1.9900195.100

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (a)	398,379	$32,651,143
Liberty Global PLC Class C (a)	2,641,782	54,248,993
Liberty Latin America Ltd. Class C (a)	816,633	6,647,393
Vonage Holdings Corp. (a)	923,828	9,450,760
		102,998,289
Entertainment - 2.4%
Activision Blizzard, Inc.	1,177,425	95,312,554
DouYu International Holdings Ltd. ADR (a)	542,852	7,171,075
Electronic Arts, Inc. (a)	839,462	109,474,239
Lions Gate Entertainment Corp.:
Class A (a)	94,500	895,860
Class B (a)	927,526	8,088,027
Netflix, Inc. (a)	194,505	97,258,335
Sea Ltd. ADR (a)	71,300	10,983,052
Spotify Technology SA (a)	23,200	5,627,624
Take-Two Interactive Software, Inc. (a)	158,660	26,213,805
The Walt Disney Co.	1,089,920	135,237,274
Warner Music Group Corp. Class A	299,500	8,607,630
World Wrestling Entertainment, Inc. Class A	232,024	9,390,011
Zynga, Inc. (a)	1,515,488	13,821,251
		528,080,737
Interactive Media & Services - 5.4%
Alphabet, Inc. Class A (a)	465,320	681,972,992
ANGI Homeservices, Inc. Class A (a)	1,555,602	17,259,404
Facebook, Inc. Class A (a)	1,612,725	422,372,678
InterActiveCorp (a)	43,100	5,162,518
Match Group, Inc. (a)	342,027	37,845,288
Zillow Group, Inc. Class A (a)	171,204	17,384,054
		1,181,996,934
Media - 1.2%
Altice U.S.A., Inc. Class A (a)	398,192	10,352,992
Comcast Corp. Class A	1,755,082	81,190,093
DISH Network Corp. Class A (a)	363,263	10,545,525
Liberty Broadband Corp. Class A (a)	592,240	83,985,554
Liberty Media Corp.:
Liberty Media Class A (a)	557,371	18,677,502
Liberty SiriusXM Series A (a)	669,830	22,218,261
Liberty SiriusXM Series C (a)	60,991	2,017,582
Nexstar Broadcasting Group, Inc. Class A	127,600	11,475,068
S4 Capital PLC (a)	198,200	1,005,087
Sinclair Broadcast Group, Inc. Class A	43,888	843,966
ViacomCBS, Inc. Class B	805,159	22,552,504
		264,864,134
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA	763,400	23,115,752
T-Mobile U.S., Inc.	1,200,638	137,304,962
		160,420,714

TOTAL COMMUNICATION SERVICES		2,238,360,808

CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.1%
Ferrari NV	52,305	9,628,827
Tesla, Inc. (a)	45,500	19,519,955
		29,148,782
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	49,500	7,525,980
Grand Canyon Education, Inc. (a)	200,211	16,004,867
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	52,844	7,900,178
		31,431,025
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	504,800	13,351,960
Caesars Entertainment, Inc. (a)	502,516	28,171,047
Chipotle Mexican Grill, Inc. (a)	34,927	43,439,059
Churchill Downs, Inc.	153,151	25,089,197
Compass Group PLC	716,900	10,769,109
Darden Restaurants, Inc.	37,600	3,787,824
Dunkin' Brands Group, Inc.	177,779	14,561,878
Extended Stay America, Inc. unit	969,700	11,587,915
Hilton Worldwide Holdings, Inc.	318,366	27,162,987
Marriott Vacations Worldwide Corp.	166,917	15,157,733
McDonald's Corp.	421,788	92,578,248
Noodles & Co. (a)	437,857	3,008,078
Penn National Gaming, Inc. (a)	239,162	17,387,077
Planet Fitness, Inc. (a)	316,442	19,499,156
Starbucks Corp.	1,099,037	94,429,259
Vail Resorts, Inc.	80,679	17,262,886
Wendy's Co.	492,300	10,975,829
		448,219,242
Household Durables - 0.5%
D.R. Horton, Inc.	555,429	42,007,095
Lennar Corp. Class A	317,076	25,898,768
NVR, Inc. (a)	6,838	27,920,375
Tupperware Brands Corp.	73,309	1,477,909
		97,304,147
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	182,342	574,145,726
Delivery Hero AG (a)(b)	18,200	2,093,742
Expedia, Inc.	303,900	27,864,591
JD.com, Inc. Class A	14,600	562,176
MercadoLibre, Inc. (a)	11,500	12,448,520
Ocado Group PLC (a)	162,700	5,760,752
The Booking Holdings, Inc. (a)	28,580	48,891,234
The Honest Co., Inc. (a)(c)(d)	171,220	2,794,310
The RealReal, Inc. (a)	427,383	6,184,232
THG Holdings Ltd.	92,300	712,452
Wayfair LLC Class A (a)	27,046	7,870,656
		689,328,391
Leisure Products - 0.0%
Vista Outdoor, Inc. (a)	61,900	1,249,142
Multiline Retail - 0.8%
B&M European Value Retail SA	1,131,354	7,221,842
Dollar General Corp.	353,461	74,092,495
Dollar Tree, Inc. (a)	601,338	54,926,213
Ollie's Bargain Outlet Holdings, Inc. (a)	249,559	21,798,979
Target Corp.	96,400	15,175,288
		173,214,817
Specialty Retail - 3.1%
AutoZone, Inc. (a)	18,216	21,451,890
Best Buy Co., Inc.	225,731	25,121,603
Burlington Stores, Inc. (a)	365,186	75,261,183
Carvana Co. Class A (a)	18,710	4,173,453
Dick's Sporting Goods, Inc.	182,400	10,557,312
Five Below, Inc. (a)	179,535	22,800,945
Floor & Decor Holdings, Inc. Class A (a)	267,959	20,043,333
Lowe's Companies, Inc.	788,330	130,752,414
National Vision Holdings, Inc. (a)	149,339	5,710,723
O'Reilly Automotive, Inc. (a)	67,327	31,043,133
Ross Stores, Inc.	434,747	40,570,590
Sally Beauty Holdings, Inc. (a)	239,900	2,084,731
The Home Depot, Inc.	779,113	216,367,471
TJX Companies, Inc.	1,205,481	67,085,018
		673,023,799
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	33,809	10,944,428
Canada Goose Holdings, Inc. (a)	110,000	3,533,251
Capri Holdings Ltd. (a)	584,205	10,515,690
Deckers Outdoor Corp. (a)	99,472	21,884,835
G-III Apparel Group Ltd. (a)	87,730	1,150,140
Hermes International SCA	4,600	3,970,525
lululemon athletica, Inc. (a)	42,050	13,850,009
LVMH Moet Hennessy Louis Vuitton SE	34,091	15,951,204
NIKE, Inc. Class B	873,852	109,703,380
PVH Corp.	403,650	24,073,686
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	108,500	3,278,870
Tapestry, Inc.	989,710	15,469,167
VF Corp.	141,400	9,933,350
		244,258,535

TOTAL CONSUMER DISCRETIONARY		2,387,177,880

CONSUMER STAPLES - 6.6%
Beverages - 2.0%
Budweiser Brewing Co. APAC Ltd. (b)	587,900	1,719,514
Coca-Cola Bottling Co. Consolidated	1,800	433,224
Coca-Cola European Partners PLC	134,658	5,226,077
Constellation Brands, Inc. Class A (sub. vtg.)	150,366	28,495,861
Cott Corp.	113,400	1,610,280
Diageo PLC	594,800	20,430,617
Guru Beverages rights (a)(c)	213,600	874,259
Keurig Dr. Pepper, Inc.	1,574,800	43,464,480
Molson Coors Beverage Co. Class B	47,900	1,607,524
Monster Beverage Corp. (a)	686,178	55,031,476
PepsiCo, Inc.	822,700	114,026,220
The Coca-Cola Co.	3,311,861	163,506,578
		436,426,110
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (a)	573,600	7,944,360
BJ's Wholesale Club Holdings, Inc. (a)	331,646	13,779,891
Costco Wholesale Corp.	182,400	64,752,000
Grocery Outlet Holding Corp. (a)	26,100	1,026,252
Kroger Co.	1,512,723	51,296,437
Laird Superfood, Inc.	31,500	1,444,905
Performance Food Group Co. (a)	512,160	17,730,979
Sysco Corp.	114,100	7,099,302
U.S. Foods Holding Corp. (a)	807,908	17,951,716
Walgreens Boots Alliance, Inc.	64,500	2,316,840
Walmart, Inc.	578,900	80,993,899
		266,336,581
Food Products - 1.1%
Bunge Ltd.	55,800	2,550,060
Campbell Soup Co.	79,200	3,830,904
Conagra Brands, Inc.	390,800	13,955,468
Danone SA	195,112	12,638,390
Darling Ingredients, Inc. (a)	108,900	3,923,667
Farmer Brothers Co. (a)	184,000	813,280
Freshpet, Inc. (a)	26,730	2,984,405
General Mills, Inc.	103,500	6,383,880
JDE Peet's BV	265,400	10,806,873
Lamb Weston Holdings, Inc.	393,900	26,103,753
Mondelez International, Inc.	1,630,712	93,684,404
Post Holdings, Inc. (a)	237,800	20,450,800
Sanderson Farms, Inc.	20,300	2,394,791
The Kraft Heinz Co.	411,700	12,330,415
The Simply Good Foods Co. (a)	69,800	1,539,090
TreeHouse Foods, Inc. (a)	97,300	3,943,569
Tyson Foods, Inc. Class A	228,500	13,591,180
		231,924,929
Household Products - 1.6%
Clorox Co.	400	84,068
Colgate-Palmolive Co.	73,600	5,678,240
Energizer Holdings, Inc.	234,700	9,186,158
Kimberly-Clark Corp.	288,600	42,614,676
Procter & Gamble Co.	1,833,993	254,906,687
Spectrum Brands Holdings, Inc.	478,188	27,333,226
		339,803,055
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	656,200	18,294,856
Estee Lauder Companies, Inc. Class A	27,767	6,060,148
Herbalife Nutrition Ltd. (a)	206,200	9,619,230
Unilever NV	128,954	7,831,038
		41,805,272
Tobacco - 0.5%
Altria Group, Inc.	1,593,167	61,559,973
Philip Morris International, Inc.	695,253	52,137,022
		113,696,995

TOTAL CONSUMER STAPLES		1,429,992,942

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	707,554	9,403,393
Oceaneering International, Inc. (a)	2,506,100	8,821,472
SBM Offshore NV	716,700	11,478,428
Schlumberger Ltd.	12,200	189,832
Subsea 7 SA (a)	2,730,000	19,627,317
TechnipFMC PLC	679,900	4,290,169
		53,810,611
Oil, Gas & Consumable Fuels - 1.8%
Africa Oil Corp. (a)	6,090,176	4,390,799
Aker Bp ASA	308,700	4,828,660
Apache Corp.	2,516,000	23,826,520
Canadian Natural Resources Ltd.	1,821,859	29,197,905
Cenovus Energy, Inc. (Canada)	570,000	2,221,697
Cheniere Energy, Inc. (a)	343,678	15,901,981
Chevron Corp.	242,142	17,434,224
Comstock Resources, Inc. (a)	703,100	3,079,578
ConocoPhillips Co.	39,700	1,303,748
Enbridge, Inc.	335,300	9,790,760
Equinor ASA sponsored ADR	1,451,800	20,412,308
Exxon Mobil Corp.	2,712,438	93,117,997
Gibson Energy, Inc.	288,700	4,678,867
Hess Corp.	1,085,675	44,436,678
Kosmos Energy Ltd.	6,903,845	6,735,391
Marathon Petroleum Corp.	40,100	1,176,534
MEG Energy Corp. (a)	8,777,000	18,258,638
Phillips 66 Co.	453,159	23,491,763
Renewable Energy Group, Inc. (a)	58,900	3,146,438
Royal Dutch Shell PLC Class B sponsored ADR	663,200	16,062,704
The Williams Companies, Inc.	395,100	7,763,715
Total SA sponsored ADR	708,200	24,291,260
Valero Energy Corp.	405,086	17,548,326
		393,096,491

TOTAL ENERGY		446,907,102

FINANCIALS - 10.4%
Banks - 2.9%
Bank of America Corp.	3,818,478	91,987,135
Citigroup, Inc.	1,835,200	79,115,472
Comerica, Inc.	627,600	24,005,700
First Horizon National Corp.	2,656,169	25,047,674
Huntington Bancshares, Inc.	2,089,297	19,158,853
JPMorgan Chase & Co.	997,800	96,058,206
KeyCorp	2,344,895	27,974,597
M&T Bank Corp.	287,928	26,515,290
Piraeus Bank SA (a)	4,351,304	5,433,296
Signature Bank	173,746	14,419,181
Societe Generale Series A	1,046,600	13,892,490
Synovus Financial Corp.	690,700	14,622,119
Truist Financial Corp.	1,400,147	53,275,593
Wells Fargo & Co.	4,890,177	114,968,061
Wintrust Financial Corp.	356,400	14,273,820
		620,747,487
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	64,205	4,390,338
Bank of New York Mellon Corp.	3,997,900	137,287,886
BlackRock, Inc. Class A	121,314	68,366,505
Brookfield Asset Management, Inc. Class A	458,900	15,171,234
Cboe Global Markets, Inc.	364,872	32,013,869
Hamilton Lane, Inc. Class A	177,496	11,464,467
Intercontinental Exchange, Inc.	963,800	96,428,190
Lazard Ltd. Class A	319,686	10,565,622
Morgan Stanley	2,112,684	102,148,271
State Street Corp.	526,700	31,249,111
Virtu Financial, Inc. Class A	1,930,231	44,414,615
		553,500,108
Consumer Finance - 1.6%
Ally Financial, Inc.	1,268,245	31,794,902
Capital One Financial Corp.	2,787,674	200,322,254
Discover Financial Services	588,600	34,009,308
OneMain Holdings, Inc.	1,548,611	48,394,094
SLM Corp.	3,400,565	27,510,571
		342,031,129
Diversified Financial Services - 0.9%
Ant International Co. Ltd. Class C (a)(c)(d)	3,805,376	42,011,351
Berkshire Hathaway, Inc. Class B (a)	540,600	115,115,364
StepStone Group, Inc. Class A (e)	1,468,125	35,160,126
Voya Financial, Inc.	77,932	3,735,281
		196,022,122
Insurance - 2.0%
American International Group, Inc.	1,112,063	30,615,094
Chubb Ltd.	419,300	48,689,116
Fairfax Financial Holdings Ltd. (sub. vtg.)	68,300	20,112,223
GoHealth, Inc. (a)	100,000	1,302,500
Hartford Financial Services Group, Inc.	1,303,669	48,053,239
Marsh & McLennan Companies, Inc.	532,050	61,026,135
Reinsurance Group of America, Inc.	227,600	21,665,244
The Travelers Companies, Inc.	1,268,978	137,290,730
Willis Towers Watson PLC	364,828	76,183,383
		444,937,664
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	2,999,400	41,721,654
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	1,053,333	38,983,854
MGIC Investment Corp.	3,234,719	28,659,610
WMI Holdings Corp. (a)	20	446
		67,643,910

TOTAL FINANCIALS		2,266,604,074

HEALTH CARE - 15.1%
Biotechnology - 3.7%
Acceleron Pharma, Inc. (a)	190,000	21,380,700
ADC Therapeutics SA (a)	324,516	10,705,783
Alnylam Pharmaceuticals, Inc. (a)	300,000	43,680,000
Aprea Therapeutics, Inc.	240,000	5,774,400
Arcutis Biotherapeutics, Inc. (a)	280,000	8,204,000
Argenx SE ADR (a)	228,000	59,854,560
Ascendis Pharma A/S sponsored ADR (a)	347,000	53,549,040
BeiGene Ltd. ADR (a)	75,000	21,483,000
Black Diamond Therapeutics, Inc. (a)	120,000	3,627,600
Blueprint Medicines Corp. (a)	160,000	14,832,000
Denali Therapeutics, Inc. (a)	140,000	5,016,200
Exelixis, Inc. (a)	700,000	17,115,000
Fate Therapeutics, Inc. (a)	240,000	9,592,800
Forma Therapeutics Holdings, Inc.	100,000	4,984,000
G1 Therapeutics, Inc. (a)	300,000	3,465,000
Generation Bio Co.	52,800	1,632,048
Generation Bio Co.	59,945	1,760,255
Innovent Biologics, Inc. (a)(b)	2,600,000	19,388,708
Insmed, Inc. (a)	562,571	18,081,032
Intercept Pharmaceuticals, Inc. (a)	100,000	4,146,000
Kura Oncology, Inc. (a)	500,000	15,320,000
Kymera Therapeutics, Inc. (a)	150,000	4,846,500
Mirati Therapeutics, Inc. (a)	22,400	3,719,520
Neurocrine Biosciences, Inc. (a)	420,000	40,387,200
ORIC Pharmaceuticals, Inc. (a)	230,000	5,752,300
Passage Bio, Inc.	212,500	2,785,875
Poseida Therapeutics, Inc. (a)	78,900	699,843
Poseida Therapeutics, Inc.	516,591	4,123,946
Prelude Therapeutics, Inc.	227,100	6,842,523
PTC Therapeutics, Inc. (a)	164,336	7,682,708
Regeneron Pharmaceuticals, Inc. (a)	285,000	159,537,300
Relay Therapeutics, Inc. (a)	220,000	9,369,800
Repare Therapeutics, Inc.	175,600	5,403,212
Revolution Medicines, Inc.	500,000	17,400,000
Sage Therapeutics, Inc. (a)	46,726	2,855,893
Sarepta Therapeutics, Inc. (a)	260,000	36,511,800
Stoke Therapeutics, Inc. (a)	131,316	4,397,773
Taysha Gene Therapies, Inc.	160,000	3,584,000
TG Therapeutics, Inc. (a)	500,000	13,380,000
Turning Point Therapeutics, Inc. (a)	190,000	16,598,400
uniQure B.V. (a)	160,000	5,892,800
Vaxcyte, Inc.	173,300	8,557,554
Vertex Pharmaceuticals, Inc. (a)	220,000	59,866,400
Viela Bio, Inc.	400,000	11,232,000
Xencor, Inc. (a)	471,942	18,306,630
Zentalis Pharmaceuticals, Inc.	234,700	7,672,343
Zymeworks, Inc. (a)	338,106	15,748,977
		816,747,423
Health Care Equipment & Supplies - 3.5%
Atricure, Inc. (a)	370,000	14,763,000
Becton, Dickinson & Co.	470,000	109,359,600
Boston Scientific Corp. (a)	2,850,000	108,898,500
Danaher Corp.	645,000	138,887,850
DexCom, Inc. (a)	34,000	14,015,820
Hologic, Inc. (a)	475,000	31,573,250
Hoya Corp.	202,100	22,820,391
Insulet Corp. (a)	390,000	92,270,100
Intuitive Surgical, Inc. (a)	68,000	48,248,720
Masimo Corp. (a)	180,000	42,490,800
Outset Medical, Inc.	25,200	1,260,000
Outset Medical, Inc.	241,241	10,855,845
Penumbra, Inc. (a)	404,000	78,529,520
Shockwave Medical, Inc. (a)	119,429	9,052,718
Tandem Diabetes Care, Inc. (a)	270,000	30,645,000
		753,671,114
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)	820,000	23,255,200
Anthem, Inc.	228,000	61,238,520
Centene Corp. (a)	1,930,000	112,576,900
Cigna Corp.	930,000	157,551,300
Humana, Inc.	450,000	186,250,500
Oak Street Health, Inc. (a)	100,000	5,344,000
UnitedHealth Group, Inc.	900,000	280,593,000
		826,809,420
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	689,200	778,796
Castlight Health, Inc. Class B (a)	1,000,000	1,130,000
Inspire Medical Systems, Inc. (a)	260,000	33,553,000
Veeva Systems, Inc. Class A (a)	40,000	11,247,600
		46,709,396
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	286,558	35,728,051
Bio-Rad Laboratories, Inc. Class A (a)	42,000	21,649,320
Bruker Corp.	878,900	34,936,275
JHL Biotech, Inc. (a)(d)	1,008,062	0
Lonza Group AG	54,000	33,325,320
		125,638,966
Pharmaceuticals - 3.3%
Arvinas Holding Co. LLC (a)	200,000	4,722,000
AstraZeneca PLC (United Kingdom)	1,400,000	152,970,259
Chime Biologics Ltd. (d)	1,008,062	525,029
Eli Lilly & Co.	1,000,000	148,020,000
Harmony Biosciences Holdings, Inc.	781,042	23,829,591
IMARA, Inc.	150,000	3,051,000
MyoKardia, Inc. (a)	290,600	39,617,498
Nektar Therapeutics (a)	800,000	13,272,000
Pliant Therapeutics, Inc.	344,600	7,805,190
Roche Holding AG (participation certificate)	580,000	198,673,523
Royalty Pharma PLC (c)(d)	3,028	0
Royalty Pharma PLC	350,000	14,724,500
Royalty Pharma PLC	388,170	15,513,796
Sanofi SA	850,000	85,180,067
Theravance Biopharma, Inc. (a)	511,289	7,559,408
UCB SA	134,000	15,239,505
		730,703,366

TOTAL HEALTH CARE		3,300,279,685

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.0%
Harris Corp.	210,110	35,685,082
HEICO Corp. Class A	86,261	7,647,900
Huntington Ingalls Industries, Inc.	42,400	5,967,800
Lockheed Martin Corp.	275,874	105,736,987
Raytheon Technologies Corp.	699,598	40,254,869
Teledyne Technologies, Inc. (a)	28,400	8,809,964
The Boeing Co.	110,500	18,261,230
		222,363,832
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	299,002	30,555,014
Airlines - 0.1%
Alaska Air Group, Inc.	185,500	6,794,865
JetBlue Airways Corp. (a)	590,900	6,694,897
		13,489,762
Building Products - 0.9%
Fortune Brands Home & Security, Inc.	881,476	76,265,304
The AZEK Co., Inc.	1,037,000	36,097,970
Trane Technologies PLC	656,710	79,626,088
		191,989,362
Commercial Services & Supplies - 0.5%
Cintas Corp.	151,428	50,399,781
Copart, Inc. (a)	60,902	6,404,454
Waste Connection, Inc. (United States)	558,172	57,938,254
		114,742,489
Electrical Equipment - 0.6%
AMETEK, Inc.	972,232	96,639,861
Emerson Electric Co.	489,182	32,075,664
Regal Beloit Corp.	96,500	9,058,455
		137,773,980
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	333,078	40,758,755
Honeywell International, Inc.	637,813	104,990,398
Roper Technologies, Inc.	206,000	81,392,660
		227,141,813
Machinery - 1.5%
Caterpillar, Inc.	735,983	109,771,864
Columbus McKinnon Corp. (NY Shares)	274,100	9,072,710
Fortive Corp.	1,127,194	85,903,455
IDEX Corp.	433,371	79,051,204
ITT, Inc.	440,900	26,035,145
Otis Worldwide Corp.	226,749	14,153,673
		323,988,051
Professional Services - 0.5%
Clarivate Analytics PLC (a)	400,000	12,396,000
IHS Markit Ltd.	615,254	48,303,592
TransUnion Holding Co., Inc.	522,395	43,949,091
		104,648,683
Road & Rail - 1.8%
CSX Corp.	1,031,826	80,141,925
Landstar System, Inc.	332,585	41,736,092
Lyft, Inc. (a)	1,293,500	35,635,925
Old Dominion Freight Lines, Inc.	451,883	81,754,672
Schneider National, Inc. Class B	405,000	10,015,650
Uber Technologies, Inc. (a)	582,312	21,242,742
Union Pacific Corp.	575,916	113,380,583
		383,907,589
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	236,300	6,951,946
HD Supply Holdings, Inc. (a)	1,072,139	44,215,012
		51,166,958

TOTAL INDUSTRIALS		1,801,767,533

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	981,600	38,665,224
EchoStar Holding Corp. Class A (a)	557,000	13,863,730
		52,528,954
Electronic Equipment & Components - 0.9%
Cognex Corp.	547,440	35,638,344
Corning, Inc.	1,944,177	63,010,777
TE Connectivity Ltd.	715,541	69,936,977
Trimble, Inc. (a)	807,653	39,332,701
		207,918,799
IT Services - 4.3%
Akamai Technologies, Inc. (a)	464,967	51,397,452
Capgemini SA	813,017	104,616,090
Cognizant Technology Solutions Corp. Class A	1,769,777	122,857,919
DXC Technology Co.	472,783	8,439,177
ExlService Holdings, Inc. (a)	361,566	23,852,509
Gartner, Inc. (a)	497,935	62,216,978
Global Payments, Inc.	197,200	35,018,776
GoDaddy, Inc. (a)	629,400	47,815,518
MasterCard, Inc. Class A	336,500	113,794,205
MongoDB, Inc. Class A (a)	27,100	6,273,921
Nuvei Corp. (a)(b)	7,600	320,872
PayPal Holdings, Inc. (a)	859,091	169,266,700
StoneCo Ltd. Class A (a)	88,900	4,701,921
Twilio, Inc. Class A (a)	136,500	33,727,785
Visa, Inc. Class A	758,700	151,717,239
		936,017,062
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	1,394,061	162,742,681
Intel Corp.	1,380,100	71,461,578
Lam Research Corp.	39,600	13,137,300
Marvell Technology Group Ltd.	437,044	17,350,647
Microchip Technology, Inc.	715,052	73,478,744
Micron Technology, Inc. (a)	2,342,711	110,013,709
ON Semiconductor Corp. (a)	228,500	4,956,165
Skyworks Solutions, Inc.	315,363	45,885,317
SunEdison, Inc. (a)(d)	1,200	0
Xilinx, Inc.	375,300	39,121,272
		538,147,413
Software - 13.0%
Adobe, Inc. (a)	538,049	263,875,371
Alteryx, Inc. Class A (a)	170,200	19,326,210
Anaplan, Inc. (a)	1,257,700	78,706,866
Aspen Technology, Inc. (a)	223,500	28,292,865
Autodesk, Inc. (a)	421,332	97,331,905
Blackbaud, Inc.	345,200	19,272,516
Box, Inc. Class A (a)	74,618	1,295,368
Ceridian HCM Holding, Inc. (a)	252,463	20,866,067
Constellation Software, Inc.	19,090	21,212,975
Digital Turbine, Inc. (a)	364,800	11,943,552
Elastic NV (a)	404,600	43,652,294
HubSpot, Inc. (a)	128,004	37,406,609
Micro Focus International PLC	1,464,922	4,651,935
Microsoft Corp.	6,151,059	1,293,752,239
Mimecast Ltd. (a)	423,000	19,847,160
New Relic, Inc. (a)	259,954	14,651,007
Nortonlifelock, Inc.	1,957,110	40,786,172
Nuance Communications, Inc. (a)	500,000	16,595,000
Palo Alto Networks, Inc. (a)	230,230	56,348,793
Parametric Technology Corp. (a)	641,357	53,053,051
Pluralsight, Inc. (a)	2,636,636	45,165,575
Proofpoint, Inc. (a)	252,300	26,630,265
RealPage, Inc. (a)	563,200	32,462,848
Salesforce.com, Inc. (a)	1,115,931	280,455,779
Slack Technologies, Inc. Class A (a)	2,380,245	63,933,381
Smartsheet, Inc. (a)	459,200	22,693,664
Sumo Logic, Inc.	1,117	24,351
Talend SA ADR (a)	347,691	13,573,857
Tenable Holdings, Inc. (a)	886,500	33,465,375
Workday, Inc. Class A (a)	399,789	86,006,608
Workiva, Inc. (a)	496,600	27,690,416
Zendesk, Inc. (a)	530,100	54,557,892
		2,829,527,966
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	11,890,432	1,377,030,925
Western Digital Corp.	791,985	28,947,052
		1,405,977,977

TOTAL INFORMATION TECHNOLOGY		5,970,118,171

MATERIALS - 2.2%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	201,389	59,985,728
Albemarle Corp. U.S.	173,700	15,507,936
Balchem Corp.	198,600	19,389,318
Ecolab, Inc.	110,601	22,102,504
FMC Corp.	105,052	11,126,057
Innospec, Inc.	242,100	15,329,772
LyondellBasell Industries NV Class A	199,300	14,048,657
Olin Corp.	346,899	4,294,610
Sherwin-Williams Co.	33,361	23,243,943
		185,028,525
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	160,122	37,686,314
Summit Materials, Inc. (a)	1,383,740	22,887,060
Vulcan Materials Co.	164,000	22,228,560
		82,801,934
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	625,995	48,113,976
Metals & Mining - 0.7%
Commercial Metals Co.	1,010,556	20,190,909
First Quantum Minerals Ltd.	2,217,400	19,766,842
Freeport-McMoRan, Inc.	3,142,300	49,145,572
Lundin Mining Corp.	3,133,600	17,485,373
Newmont Corp.	491,356	31,176,538
Royal Gold, Inc.	167,800	20,164,526
		157,929,760

TOTAL MATERIALS		473,874,195

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	138,100	22,096,000
American Tower Corp.	519,904	125,676,394
Americold Realty Trust	530,814	18,976,601
CubeSmart	1,180,915	38,155,364
Digital Realty Trust, Inc.	492,772	72,319,219
Douglas Emmett, Inc.	458,635	11,511,739
Equity Lifestyle Properties, Inc.	318,300	19,511,790
Essex Property Trust, Inc.	135,359	27,178,734
Four Corners Property Trust, Inc.	1,185,403	30,334,463
Healthcare Realty Trust, Inc.	733,322	22,087,659
Highwoods Properties, Inc. (SBI)	260,121	8,732,262
Invitation Homes, Inc.	1,253,551	35,086,892
Iron Mountain, Inc.	349,900	9,373,821
Mid-America Apartment Communities, Inc.	268,500	31,132,575
Prologis (REIT), Inc.	792,791	79,770,630
RLJ Lodging Trust	1,749,085	15,147,076
Sunstone Hotel Investors, Inc.	210,300	1,669,782
Ventas, Inc.	655,300	27,496,388
VICI Properties, Inc.	1,383,800	32,339,406
Weyerhaeuser Co.	385,700	11,000,164
		639,596,959
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	473,900	22,259,083

TOTAL REAL ESTATE		661,856,042

UTILITIES - 2.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	334,218	27,315,637
Duke Energy Corp.	188,280	16,674,077
Edison International	757,844	38,528,789
Entergy Corp.	282,027	27,788,120
Evergy, Inc.	470,175	23,894,294
Exelon Corp.	1,080,279	38,630,777
FirstEnergy Corp.	892,679	25,628,814
NextEra Energy, Inc.	259,939	72,148,669
NRG Energy, Inc.	344,354	10,585,442
PG&E Corp. (a)	1,825,189	17,138,525
Pinnacle West Capital Corp.	68,700	5,121,585
PNM Resources, Inc.	82,400	3,405,592
Portland General Electric Co.	37,600	1,334,800
PPL Corp.	242,531	6,599,269
Southern Co.	510,755	27,693,136
		342,487,526
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	56,688	1,400,194
Class C	623,972	16,822,285
NextEra Energy Partners LP	161,475	9,682,041
Sunnova Energy International, Inc. (a)	25,700	781,537
The AES Corp.	1,540,875	27,905,246
Vistra Corp.	538,178	10,150,037
		66,741,340
Multi-Utilities - 0.7%
Ameren Corp.	138,971	10,989,827
CenterPoint Energy, Inc.	1,338,898	25,907,676
Dominion Energy, Inc.	748,404	59,071,528
NiSource, Inc.	259,652	5,712,344
Public Service Enterprise Group, Inc.	475,600	26,115,196
Sempra Energy	206,956	24,495,312
		152,291,883
Water Utilities - 0.0%
Essential Utilities, Inc.	56,300	2,266,075

TOTAL UTILITIES		563,786,824

TOTAL COMMON STOCKS
(Cost $15,730,672,954)		21,540,725,256

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.10% (f)
(Cost $264,664,371)	264,611,449	264,664,371
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $15,995,337,325)		21,805,389,627
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(26,358,606)
NET ASSETS - 100%		$21,779,031,021

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	65	Dec. 2020	$4,889,300	$21,494	$21,494
CME E-mini S&P 500 Index Contracts (United States)	235	Dec. 2020	39,386,000	338,590	338,590
TOTAL FUTURES CONTRACTS					$360,084

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,522,836 or 0.1% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,679,921 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Guru Beverages rights	9/14/20 - 9/25/20	$876,484
Royalty Pharma PLC	5/21/15	$357,001
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,353
Total	$7,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
StepStone Group, Inc. Class A	$--	$--	$--	$--	$--	$21,373,291	$35,160,126
Total	$--	$--	$--	$--	$--	$21,373,291	$35,160,126

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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